INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 1.0%
6,216	Woodward, Inc.	$ 879,502

	ASSET MANAGEMENT - 1.0%
21,149	Brookfield Asset Management Ltd.	861,822

	BANKING - 5.8%
33,774	Banco Latinoamericano de Comercio Exterior S.A., E	944,659
55,905	First Bank	749,686
586	First Citizens BancShares, Inc., Class A	922,253
15,780	Meta Financial Group, Inc.	802,255
22,234	OFG Bancorp	805,315
24,581	Peoples Bancorp, Inc.	689,989
		4,914,157
	BIOTECH & PHARMA - 5.7%
27,509	Collegium Pharmaceutical, Inc.(a)	1,009,856
26,532	Corcept Therapeutics, Inc.(a)	623,502
12,474	Dr Reddy's Laboratories Ltd. - ADR	957,754
61,499	Dynavax Technologies Corporation(a)	779,192
80,225	Grifols S.A. - ADR(a)	602,490
103,039	Voyager Therapeutics, Inc.(a)	857,284
		4,830,078
	COMMERCIAL SUPPORT SERVICES - 1.0%
12,248	Kforce, Inc.	852,951

	CONSTRUCTION MATERIALS - 2.4%
12,246	CRH plc	1,032,460
1,696	Martin Marietta Materials, Inc.	979,796
		2,012,256
	CONSUMER SERVICES - 1.8%
12,287	Medifast, Inc.	492,586
11,478	New Oriental Education & Technology Group, Inc. - ADR(a)	1,073,537
		1,566,123

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	E-COMMERCE DISCRETIONARY - 1.0%
527	MercadoLibre, Inc.(a)	$ 840,723

	ELECTRIC UTILITIES - 1.6%
41,755	Empresa Distribuidora Y Comercializadora Norte - ADR(a)	694,803
102,863	TRANSALTA CORP.	706,669
		1,401,472
	ELECTRICAL EQUIPMENT - 4.3%
8,516	Amphenol Corporation, Class A	930,288
11,247	Itron, Inc.(a)	1,042,371
6,643	OSI Systems, Inc.(a)	871,429
4,065	Watts Water Technologies, Inc., Class A	829,057
		3,673,145
	ENGINEERING & CONSTRUCTION - 1.1%
10,688	Stantec, Inc.	890,845

	FOOD - 2.0%
75,833	Adecoagro S.A.	761,363
7,762	Ingredion, Inc.	913,045
		1,674,408
	HOME & OFFICE PRODUCTS - 1.0%
19,828	HNI Corporation	888,493

	HOME CONSTRUCTION - 4.3%
5,560	DR Horton, Inc.	830,886
16,027	Green Brick Partners, Inc.(a)	937,580
14,331	Griffon Corporation	1,023,233
8,184	PulteGroup, Inc.	886,982
		3,678,681
	HOTEL REIT - 1.1%
55,244	Park Hotels & Resorts, Inc.	917,050

	INDUSTRIAL SUPPORT SERVICES - 4.0%
12,810	Fastenal Company	935,258
1,468	United Rentals, Inc.	1,017,721

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 4.0% (Continued)
1,969	Watsco, Inc.	$ 776,022
4,761	WESCO International, Inc.	711,722
		3,440,723
	INSURANCE - 4.6%
11,313	Arch Capital Group Ltd.(a)	990,906
5,071	Assurant, Inc.	920,133
5,350	Progressive Corporation (The)	1,014,146
50,436	Universal Insurance Holdings, Inc.	1,018,302
		3,943,487
	INTERNET MEDIA & SERVICES - 1.0%
31,014	HealthStream, Inc.	846,062

	LEISURE FACILITIES & SERVICES - 0.9%
67,131	Arcos Dorados Holdings, Inc., Class A	796,174

	MACHINERY - 2.1%
14,045	Hyster-Yale Materials Handling, Inc., Class A	826,970
3,869	Lincoln Electric Holdings, Inc.	992,785
		1,819,755
	MEDICAL EQUIPMENT & DEVICES - 5.7%
11,736	Exact Sciences Corporation(a)	675,172
36,663	Koninklijke Philips N.V. - ADR(a)	735,093
14,123	Lantheus Holdings, Inc.(a)	923,362
102,544	OraSure Technologies, Inc.(a)	737,804
58,166	Tactile Systems Technology, Inc.(a)	887,032
2,368	West Pharmaceutical Services, Inc.	848,596
		4,807,059
	METALS & MINING - 2.8%
3,843	Encore Wire Corporation	926,163
128,151	Ferroglobe plc(a)	583,087
50,149	Ramaco Resources, Inc.	881,619
		2,390,869
	OIL & GAS PRODUCERS - 6.0%
50,074	Cenovus Energy, Inc.	872,790

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 6.0% (Continued)
5,351	Diamondback Energy, Inc.	$ 976,665
24,956	Eni SpA - ADR	767,397
6,903	EOG Resources, Inc.	790,117
21,413	EQT Corporation	795,493
23,761	Par Pacific Holdings, Inc.(a)	858,247
		5,060,709
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
22,818	Halliburton Company	800,227

	PUBLISHING & BROADCASTING - 1.1%
35,303	News Corporation, Class A	948,945

	RETAIL - CONSUMER STAPLES - 1.1%
11,826	Ollie's Bargain Outlet Holdings, Inc.(a)	948,090

	RETAIL - DISCRETIONARY - 2.2%
5,087	Builders FirstSource, Inc.(a)	992,881
17,862	Rush Enterprises, Inc., Class A	869,879
		1,862,760
	SEMICONDUCTORS - 5.8%
6,198	Axcelis Technologies, Inc.(a)	698,329
740	Broadcom, Inc.	962,363
3,658	NXP Semiconductors N.V.	913,512
27,289	Photronics, Inc.(a)	785,650
106,146	United Microelectronics Corporation - ADR(b)	815,201
34,912	Vishay Intertechnology, Inc.	759,336
		4,934,391
	SOFTWARE - 3.6%
13,359	Donnelley Financial Solutions, Inc.(a)	862,457
19,825	Open Text Corporation	763,064
27,493	Perion Network Ltd.(a)	630,964
14,215	Rapid7, Inc.(a)	832,715
		3,089,200

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE - 2.9%
15,886	Essent Group Ltd.	$ 851,014
4,444	Federal Agricultural Mortgage Corporation, Class C	794,898
76,042	New Residential Investment Corporation	824,295
		2,470,207
	STEEL - 3.3%
4,716	Nucor Corporation	906,887
2,987	Reliance Steel & Aluminum Company	959,485
6,927	Steel Dynamics, Inc.	926,971
		2,793,343
	TECHNOLOGY HARDWARE - 8.1%
3,538	Arista Networks, Inc.(a)	981,936
6,771	Arrow Electronics, Inc.(a)	795,593
6,569	Garmin Ltd.	902,252
7,526	InterDigital, Inc.	805,433
6,502	Jabil, Inc.	936,872
9,336	NetApp, Inc.	832,024
18,930	PAR Technology Corporation(a)	829,513
53,348	TTM Technologies, Inc.(a)	792,218
		6,875,841
	TECHNOLOGY SERVICES – 2.0%
11,254	Cognizant Technology Solutions Corporation, Class A	889,291
148,682	Unisys Corporation(a)	771,660
		1,660,951
	TELECOMMUNICATIONS - 0.8%
45,207	Telephone and Data Systems, Inc.	691,667

	TRANSPORTATION & LOGISTICS - 2.7%
7,912	Copa Holdings S.A., Class A	771,182
18,377	Dorian, L.P.G Ltd.	664,329
6,220	Ryanair Holdings plc - ADR	859,915
		2,295,426
	TRANSPORTATION EQUIPMENT - 1.1%
8,634	PACCAR, Inc.	957,424

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.9%
8,294	Bunge Global S.A.	$ 782,705

	WHOLESALE - DISCRETIONARY - 1.1%
17,269	Copart, Inc.(a)	917,847

	TOTAL COMMON STOCKS (Cost $79,362,972)	85,015,568

	COLLATERAL FOR SECURITIES LOANED — 0.9%
	MONEY MARKET FUND - 0.9%
733,925	Fidelity Government Portfolio - Institutional Class, 5.24% (Cost $733,925)(c)(d)	733,925

	TOTAL INVESTMENTS - 100.6% (Cost $80,096,897)	$ 85,749,493
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(552,490)
	NET ASSETS - 100.0%	$ 85,197,003

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 29, 2024 was $727,296.
(c)	Security was purchased with cash received as collateral for securities on loan at February 29, 2024. Total collateral had a value of $733,925 at February 29, 2024.
(d)	Rate disclosed is the seven day effective yield as of February 29, 2024.